Borrowings (Details)									1 Months Ended		12 Months Ended
	May 27, 2024 AUD ($)	Mar. 26, 2024 AUD ($)	Feb. 02, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	May 05, 2023 AUD ($)	May 05, 2023 USD ($)	Apr. 28, 2022 USD ($)	Feb. 28, 2022 AUD ($) shares	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($)	Jul. 15, 2024	Jun. 30, 2024 USD ($) $ / shares	Jan. 03, 2023	Jun. 30, 2022 AUD ($) $ / shares	Jun. 30, 2022 $ / shares	Jan. 31, 2022 USD ($)	Jan. 20, 2022 AUD ($)
Borrowings (Details) [Line Items]
Percentage of loan interest	6.00%		6.00%		12.00%	12.00%		12.00%	12.00%				12.00%		12.00%
Unsecured loan received, value																		$ 1,493,445
Issued ordinary shares (in Shares) | shares								63,807			63,807
Ordinary shares issued, value											$ 26,608,227					$ 25,298,909
Loans initially at fair value											1,119,542			$ 1,119,542
Equivalent per share (in Dollars per share) | (per share)														$ 4		$ 1.92	$ 1.34
Deemed issue price (in Dollars)							$ 5.86
Issuance of convertible notes					$ 1,000,000				$ 1,004,889		$ 250,000
Unsecured convertible notes redeemable (in Dollars)						$ 1
Conversion discount rate					12.00%	12.00%
Convertible note, funds received				$ 755,935
Accrued interest				9,226								$ 9,226
Convertible amounts				$ 73,954
Convertible note face value	$ 1		$ 1						150,000	$ 25,000
Board approved amount (in Dollars)									$ 1,000,000
Convertible note offering raising		$ 357,338
Percentage of conversion discount											22.00%
Repayment of interest
May 2023 Convertible Note [Member]
Borrowings (Details) [Line Items]
Issuance of convertible notes	1,000,000				$ 1,000,000
February 2024 Convertible Note [Member]
Borrowings (Details) [Line Items]
Issuance of convertible notes			$ 400,000
May 2024 Convertible Notes [Member]
Borrowings (Details) [Line Items]
Issuance of convertible notes	$ 1,000,000
Loan from associated entities [Member]
Borrowings (Details) [Line Items]
Loans maturity term											5 years
Percentage of loan interest											0.50%			0.50%
Shareholder Loans [Member]
Borrowings (Details) [Line Items]
Percentage of loan interest																			12.00%
Unsecured loan received, value																			$ 1,493,445
Ordinary shares issued, value								$ 373,903						$ 373,903
Equivalent per share (in Dollars per share) | $ / shares														$ 1